Share Option Scheme - Summary of Exercise Prices and Exercise Periods of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options	14,241	18,013	14,311	8,100
2019/12/25 - 2027/12/25
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options	5,393	6,347	6,347
Exercise price per share | $ / shares	$ 0.5	$ 0.5	$ 0.5
2019/07/01 - 2028/08/29
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options	4,317	7,283	7,288
Exercise price per share | $ / shares	$ 1.0	$ 1.0	$ 1.0
2019/12/31 - 2028/12/30
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options	540	656	676
Exercise price per share | $ / shares	$ 1.0	$ 1.0	$ 1.0
2020/07/02 - 2029/07/01
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options	2,868	3,225
Exercise price per share | $ / shares	$ 1.5	$ 1.5
2020/11/29 - 2029/11/28
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options	444	502
Exercise price per share | $ / shares	$ 11.5	$ 1.5
2021/06/05 - 2030/06/04
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options	90
Exercise price per share | $ / shares	$ 11.5
2021/09/01 - 2030/08/31
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options	569
Exercise price per share | $ / shares	$ 16.3
2021/11/19 - 2030/11/18
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options	20
Exercise price per share | $ / shares	$ 13.6
Top of Range | 2019/12/25 - 2027/12/25
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Dec. 25, 2027	Dec. 25, 2027	Dec. 25, 2027
Top of Range | 2019/07/01 - 2028/08/29
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Aug. 29, 2028	Aug. 29, 2028	Aug. 29, 2028
Top of Range | 2019/12/31 - 2028/12/30
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Dec. 30, 2028	Dec. 30, 2028	Dec. 30, 2028
Top of Range | 2020/07/02 - 2029/07/01
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Jul. 01, 2029	Jul. 01, 2029
Top of Range | 2020/11/29 - 2029/11/28
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Nov. 28, 2029	Nov. 28, 2029
Top of Range | 2021/06/05 - 2030/06/04
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Jun. 04, 2030
Top of Range | 2021/09/01 - 2030/08/31
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Aug. 31, 2030
Top of Range | 2021/11/19 - 2030/11/18
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Nov. 18, 2030
Bottom Of Range [Member] | 2019/12/25 - 2027/12/25
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Dec. 25, 2019	Dec. 25, 2019	Dec. 25, 2019
Bottom Of Range [Member] | 2019/07/01 - 2028/08/29
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Jul. 01, 2019	Jul. 01, 2019	Jul. 01, 2019
Bottom Of Range [Member] | 2019/12/31 - 2028/12/30
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Bottom Of Range [Member] | 2020/07/02 - 2029/07/01
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Jul. 02, 2020	Jul. 02, 2020
Bottom Of Range [Member] | 2020/11/29 - 2029/11/28
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Nov. 29, 2020	Nov. 29, 2020
Bottom Of Range [Member] | 2021/06/05 - 2030/06/04
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Jun. 05, 2021
Bottom Of Range [Member] | 2021/09/01 - 2030/08/31
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Sep. 01, 2021
Bottom Of Range [Member] | 2021/11/19 - 2030/11/18
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise period	Nov. 19, 2021